Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Cash and Cash Equivalents

The Company’s cash and cash equivalents consist of the following (in thousands):

	December 31,
	2019	2020
Cash	$1,361	$869
Cash equivalents:
Money market funds	15,411	10,493
Deposits	76	—

Total cash and cash equivalents	$16,848	$11,362

Summary of Inventory

Inventory, consisting of material, direct and indirect labor, and manufacturing overhead, consists of the following (in thousands):

	December 31,
	2019	2020
Raw materials	$637	$1,376
Work in process	1,372	1,249
Finished goods	459	2,192

Total inventory	$2,468	$4,817

Summary of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	December 31,
	2019	2020
Prepaid expenses	$967	$900
Security deposit	—	20
Receivable from contract manufacturer	—	1,521

Total prepaid and other current assets	$967	$2,441

Summary of Property and Equipment

Property and equipment consists of the following (in thousands):

		December 31,
	Estimated Useful Life (in years)	2019	2020
Machinery and equipment	3	$2,683	$5,084
Computer equipment	3	410	456
Automotive and vehicle hardware	5	93	93
Software	3	104	104
Furniture and fixtures	7	721	721
Leasehold improvements	Shorter of useful life or lease term	8,863	9,265

		12,874	15,723
Less: Accumulated depreciation		(2,341)	(5,992)

Property and equipment, net		$10,533	$9,731

Summary of Accrued and Other Current Liabilities

Accrued and other current liabilities consist of the following (in thousands):

	December 31,
	2019	2020
Customer deposits	1,555	71
Accrued compensation	1,152	1,618
Uninvoiced receipts	2,254	1,947
Other	762	485

Total accrued and other current liabilities	$5,723	$4,121